Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Loss Per Share [Abstract]
Schedule of Loss Per Share
	For the Years Ended December 31,
	2023	2022	2021

Net loss	$(13,893,281)	$(105,296,603)	$(1,009,952)
Weighted average number of ordinary share outstanding
Basic	87,534,052	78,614,174	55,440,527
Diluted	87,534,052	78,614,174	55,440,527
Loss per share
Basic	$(0.16)	$(1.34)	$(0.02)
Diluted	$(0.16)	$(1.34)	$(0.02)